FINANCIAL RISK MANAGEMENT - CREDIT RISK - OTHER RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Disclosure of loss provision for financial assets [line items]
Carrying Amount	¥ 321,855		¥ 288,432
Less: Provision for impairment loss	(10,590)	¥ (18,852)	(13,325)	¥ (13,336)	¥ (13,336)	¥ (13,377)	¥ (13,377)
Other receivables [member]
Disclosure of loss provision for financial assets [line items]
Carrying Amount	321,855	288,432
Less: Provision for impairment loss	(10,590)		¥ (13,325)
Stage 1 [member]
Disclosure of loss provision for financial assets [line items]
Carrying Amount	¥ 317,224	¥ 275,541
ECL rates (as percent)	1.88%	2.16%
Less: Provision for impairment loss	¥ (5,959)	¥ (5,961)
Stage 2 [member]
Disclosure of loss provision for financial assets [line items]
Carrying Amount	0	0
Less: Provision for impairment loss	0	0
Stage 3 [member]
Disclosure of loss provision for financial assets [line items]
Carrying Amount	¥ 4,631	¥ 12,891
ECL rates (as percent)	100.00%	100.00%
Less: Provision for impairment loss	¥ (4,631)	¥ (12,891)